Fees Summary	May 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,502,000
Previously Paid Amount	0
Total Fee Amount	995.46
Total Offset Amount	$ 0
Narrative Disclosure	The maximum amount of that offering is $6,502,000.
Net Fee	$ 995.46
Narrative - Max Aggregate Offering Price	$ 6,502,000
Final Prospectus	true